CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (loss) for the year	$ 35,437	$ (21,487)	$ 22,737
Adjustments for:
Depreciation and amortization	58,676	78,285	42,700
Net financing expense	1,965	1,699	2,147
Loss from disposals of fixed and intangible assets	0	2	542
Loss on leases modification	10	119	56
Loss and revaluation on sale of business unit	16	1,765	0
Remeasurement of net investment in a finance lease	1,488	0	0
Share-based compensation and restricted shares	11,460	19,169	50,505
Tax expense	3,095	2,503	19,688
Change in trade and other receivables	(14,458)	30,603	57,050
Change in trade and other payables	57,671	(43,077)	(100,145)
Change in employee benefits	63	(1)	(179)
Income taxes received	704	352	1,175
Income taxes paid	(5,512)	(8,721)	(14,784)
Interest received	6,595	8,016	2,103
Interest paid	(6,375)	(8,486)	(587)
Net cash provided by operating activities	150,835	60,741	83,008
CASH FLOWS FROM INVESTING ACTIVITIES
Change in pledged deposits, net	390	1,498	(213)
Payments on finance lease receivable	1,824	1,112	1,306
Repayment of debt investment	95	51	0
Acquisition of fixed assets	(7,742)	(4,495)	(6,433)
Acquisition and capitalization of intangible assets	(15,779)	(15,126)	(8,750)
Proceeds from sale of business unit	0	0	1,180
Investment in shares	0	0	(25,000)
Acquisition of subsidiaries, net of cash acquired	0	0	(195,084)
Net cash used in investing activities	(21,212)	(16,960)	(232,994)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of own shares	(60,735)	(9,518)	(86,048)
Proceeds from exercise of share options	1,133	233	2,205
Leases repayment	(15,142)	(17,262)	(12,018)
Receipt of long-term debt, net of transaction cost	0	0	98,917
Repayment of long-term debt	(100,000)	0	0
Net cash provided by (used in) financing activities	(174,744)	(26,547)	3,056
Net increase (decrease) in cash and cash equivalents	(45,121)	17,234	(146,930)
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF YEAR	234,308	217,500	367,717
EFFECT OF EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	(2,119)	(426)	(3,287)
CASH AND CASH EQUIVALENTS AS OF THE END OF YEAR	$ 187,068	$ 234,308	$ 217,500